Trade and Other Receivables and Assets	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and Other Receivables and Assets
Note 5 - Trade and Other Receivables and Assets

	December 31
	2017	2016
	€ in thousands
Current Assets - Other receivables :
Government authorities	2,306	2,213
Income receivable	3,436	2,753
Interest receivable	153	38
Current tax	48	173
Current Maturities of loan to an equity accounted investee	3,165	1,236
Trade receivable	407	329
Forward contracts (1)	580	2,028
Prepaid expenses and other	550	717
	10,645	9,487
Non-current Assets - Long term receivables:
Advance tax payment	1,078	903
Forward contracts (1)	12	2,227
Annual rent deposits	30	35
Other	415	96
	1,535	3,261

(1)
In November 2016, the Company closed euro/USD forward contracts with an accumulated profit of approximately €4,255 thousand (approximately $4,474). Proceeds of approximately €2,647 were received during 2017 and the remaining proceeds of approximately  €1,100 thousand (approximately $1,300) are expected to be received between May 2018 and March 2019 (depending on the relevant dates of the forward positions). In December 2017, the Company closed euro/USD forward contracts with an accumulated loss of approximately €497 thousand (approximately $597).